RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Trading investments in debt securities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Trading securities
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	4,036,007	3,530,552
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	634,553	228,663
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available
Disclosure of financial assets [line items]
Financial assets	2,553	3,763
Sovereign | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	2,428,981	2,270,642
Sovereign | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	136,314	98,155
Other Public Entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	175,793	128,546
Central Banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	13,966	12,914
Corporate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	61,001	30,207
Corporate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	4,084
Corporate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available
Disclosure of financial assets [line items]
Financial assets	2,553	3,763
Financial Entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	1,370,232	1,101,157
Financial Entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	$ 480,189	$ 117,594